SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Net income available to holders of Ordinary shares	$ 20,723	$ 24,849	$ 23,504
Weighted average number of shares	59,428,823	57,016,920	56,668,999
Add - stock options	973,342	0	3,538
Denominator for diluted earnings per share - adjusted weighted average shares assuming exercise of stock options	60,402,165	57,016,920	56,672,537